UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

51 East 42nd Street, 17th Floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker, Twomey & Gallanty, P.C.
51 East 42nd Street, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2010

Date of reporting period:	July 31, 2009

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended July 31, 2009.

		2009			2008
	Principal	Amortized	Fair	Principal	Amortized	Fair
	Amount	Cost	Value	Amount	Cost	Value

Revenue Backed
Massapequa New York Union Free
School District Unlimited Tax
4.00% due June 15, 2013	$300,000	$324,754	$325,578	$-	$-	$-

Nassau County Interim Finance Authority
NY Sales Tax Secured
(Pre-Refunded to November 15, 2010 @100)
5.75% due November 15, 2013	1,100,000	1,111,528	1,174,338	1,100,000	1,116,700	1,188,033

City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2009
(Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	987,770	1,123,360	-	-	-

N.Y.S. Dormitory Authority Rev
Cons City Univ Genl Sys 2nd Ser
5.75 due July 1, 2013	215,000	229,955	230,970	215,000	233,548	230,624

N.Y.S. Dormitory Authority Revs Ref
(Mandatory Put May 15, 2012 @100)
5.25% due November 15, 2023	1,400,000	1,483,714	1,496,796	1,400,000	1,500,702	1,479,814

N.Y.S. Dormitory Authority Rev
St Personal Income Tax Ed
5.5% due March 15, 2011	1,000,000	1,027,096	1,070,730	1,000,000	1,041,137	1,070,630

N.Y.S. Dormitory Authority Revs
State Univ Educ Facils of New York Rev
(Escrowed to Maturity)
7.5% due May 15, 2011	-	-	-	365,000	362,965	395,600

New York Environmental Facilities Corp
Pollution Control Rev St Water NYC 02
5.00% due June 15, 2018	1,000,000	1,045,252	1,106,810	1,000,000	1,051,809	1,074,510

		2009			2008
	Principal	Amortized	Fair	Principal	Amortized	Fair
	Amount	Cost	Value	Amount	Cost	Value

Revenue Backed(continued)
N. Y.S. Thruway Authority
St Pers Income Tax Rev Transn
5.25% due march 15, 2019	750,000	812,303	856,312	-	-	-

Niagara Falls Bridge Commission
NY Toll Rev Highway Impts
5.25% due October 1, 2015	2,000,000	2,071,837	2,159,180	2,000,000	2,081,700	2,095,040

Oyster Bay New York
Pub Impt Unlimited Tax
5.0% due February 15, 2015	150,000	169,760	171,308	-	-	-

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
(Escrowed to Maturity)
5.5% due January 1, 2017	1,000,000	1,014,478	1,169,650	1,000,000	1,016,061	1,113,610

Triborough Bridge & Tunnel Authority NY
Revs General Purpose Ref
(Escrowed to Maturity)
6.0% due January 1, 2012	1,175,000	1,191,426	1,260,775	1,500,000	1,526,232	1,609,800
	11,090,000	11,469,873	12,145,807	9,580,000	9,930,854	10,257,661

Insured
Ardsley New York Union Free
School District Unlimited Tax
5.00% due June 15, 2014	$415,000	$446,937	$469,813	$415,000	$453,594	$454,329

Ardsley New York Union Free
School District Unlimited Tax
4.00% due June 15, 2016	460,000	474,890	498,139	460,000	477,080	476,381

Bethlehem NY Central School District
Ref Unlimited Tax
5.0% due November 1, 2015	500,000	531,413	568,990	500,000	536,257	537,925

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due 9/1/2015	310,000	338,762	354,522	-	-	-

		2009			2008
	Principal	Amortized	Fair	Principal	Amortized	Fair
	Amount	Cost	Value	Amount	Cost	Value

Insured(continued)
Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due 9/1/2017	215,000	236,369	247,514	-	-	-

City of Buffalo New York Sewer Auth
Rev Sewer System Impt
5.0% due July 1, 2011	1,110,000	1,136,659	1,194,160	1,110,000	1,149,030	1,177,666

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2014	275,000	286,973	299,170	275,000	289,782	291,054

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2015	275,000	286,489	295,845	275,000	289,055	290,183

Chenango Valley Central School District NY
4.0% due June 15, 2011	-	-	-	190,000	192,538	194,332

Clarkstown Central School District
NY Unlimited Tax
(Par Call April 15, 2014 @100)
5.25% due April 15, 2015	400,000	421,474	447,548	400,000	425,550	434,904

Cleveland Hill Union Free School District
Cheektowa NY Unlimited Tax
(Par Call October 15, 2009 @100)
5.5% due October 15, 2011	1,480,000	1,490,330	1,506,847	1,480,000	1,493,147	1,538,652

Mt. Sinai, N.Y. Union Free School District
6.2% due February 15, 2011	1,070,000	1,068,802	1,148,549	1,070,000	1,068,480	1,157,901

City of New York NY Public Impts
Unlimited Tax
(Par Call June 15, 2014 @100)
5.0% due August 1, 2017	500,000	532,632	534,765	500,000	539,151	526,120

		2009			2008
	Principal	Amortized	Fair	Principal	Amortized	Fair
	Amount	Cost	Value	Amount	Cost	Value

Insured(continued)
City of New York
Unlimited Tax
6.00% due May 15, 2030	-	-	-	150,000	170,619	161,817

City of New York Transitional
NY Ref. Unltd Tax
6.00% due May 15, 2030	750,000	802,891	821,715	750,000	810,488	808,537

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
5.25% due October 1, 2017	1,000,000	1,102,982	1,150,740	1,000,000	1,117,415	1,111,190

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2018	430,000	460,517	465,651	430,000	464,250	454,893

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2019	585,000	622,418	622,931	585,000	626,995	612,080

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Insd Sien College
(Par Call July 1, 2016 @100)
5.0% due July 1, 2020	1,000,000	1,040,983	1,026,910	1,745,000	1,823,595	1,797,751

N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,099,614	1,064,700	1,000,000	1,107,947	1,041,890

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,091,791	1,095,920	1,000,000	1,101,134	1,109,990

N.Y.S. MTA Authority
5.25% due April 1, 2026	-	-	-	500,000	531,872	532,135

N.Y.S. Dormitory Authority Revs
Supported Debt Mental Health Svcs Facs
Impt (Par Call February 15, 2015 @100)
5.0% due February 15, 2021	1,035,000	1,065,131	1,042,142	1,035,000	1,070,235	1,065,636

		2009			2008
	Principal	Amortized	Fair	Principal	Amortized	Fair
	Amount	Cost	Value	Amount	Cost	Value

Insured (continued)
N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	1,155,000	1,276,606	1,277,603	1,155,000	1,290,446	1,279,197

New York Environmental Facilities Corp
State Pers Income Tax Rev
5.25% due December 15, 2012	400,000	422,224	451,792	400,000	428,572	434,812

N.Y.S. Local Govt Assistance Corp Ref
5.5% due April 1, 2017	240,000	259,845	279,197	240,000	262,357	267,780

N.Y.S. Thruway Authority
Second Gen Hwy & Brdg Trust Fund
5.25% due April 1, 2013	1,000,000	1,050,142	1,119,620	1,000,000	1,063,375	1,085,270

Pleasantville New York Public Impt
Unlimited Tax
5.0% due January 1, 2016	440,000	468,146	494,468	440,000	472,459	469,396

Commonwealth of Puerto Rico
Electric Power Auth Rev
5.5% due July 1, 2017	700,000	763,064	737,058	700,000	770,874	731,521

Commonwealth of Puerto Rico
Highway Transportation Auth Rev Ref
6.25% due July 1, 2016	285,000	320,697	315,913	285,000	325,559	320,476

Puerto Rico Commonwealth Highway
and Transportation Auth Transn Rev
5.5% due July 1, 2015	500,000	539,001	538,540	500,000	545,199	537,970

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	547,838	560,325	500,000	552,510	535,390

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @100)
5.0% due October 15,2017	275,000	302,187	305,734	-	-	-

		2009			2008
	Principal	Amortized	Fair	Principal	Amortized	Fair
	Amount	Cost	Value	Amount	Cost	Value

Insured (continued)
Suffolk County Judicial Facilities Agency
NY Service Agreement Rev John P Cohalan
Complex (Callable October 15, 2009 @101)
5.75% due October 15, 2011	1,340,000	1,351,082	1,364,817	1,340,000	1,354,297	1,398,529

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
5.5% due November 15, 2019	1,000,000	1,114,598	1,148,060	1,000,000	1,125,726	1,121,500
	21,645,000	22,953,487	23,449,698	22,430,000	23,929,588	23,957,207

General Obligations
Monroe County NY Ref Pub
Impts Unlimited Tax
6.0% due March 1, 2012	445,000	469,663	489,166	445,000	478,365	480,640
	445,000	469,663	489,166	445,000	478,365	480,640

U.S. Government Backed
Monroe County N.Y. Pub Imp Unlimited Tax
(Callable June 1, 2008 @101)
6.0% due June 1, 2010	-	-	-	10,000	10,102	10,206
	-	-	-	10,000	10,102	10,206

Short-term
Monroe County N.Y. Pub Imp Unlimited Tax
(Callable June 1, 2008 @101)
6.0% due June 1, 2010	10,000	10,056	10,198

New York NY Unlimited Tax
6.75% due February 1, 2009	-	-	-	500,000	508,250	512,059

N.Y.S. Dormitory Authority Revs
State Univ Educ Facils of New York Rev
(Escrowed to Maturity)
7.5% due May 15, 2011 [Sale Pending]	275,000	275,554	294,269	-	-	-

Suffolk County Water Auth
NY Waterworks Rev Sub Lien
6.0% due June 1, 2009	-	-	-	515,000	520,403	533,767
	285,000	285,610	304,467	1,015,000	1,028,653	1,045,826

	$33,465,000	$35,178,633	$36,389,138	$33,480,000	$35,377,562	$35,751,540

(*) Represents percentage of net assets.
		Net Assets	37,662,239		Net Assets	36,957,664

Item 2.	Controls and Procedures.

(a)
The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report.  Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/s/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 22, 2009

By (Signature and Title)	Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date	September 22, 2009